Long-Term Debt	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Long-Term Debt	Long-Term Debt

	2023	2022
Canadian dollar denominated debt, unsecured
Medium-term notes
1.45% debentures due November 16, 2023	$—	$404
3.55% debentures due June 3, 2024	320	332
3.42% debentures due December 1, 2026	441	441
2.50% debentures due January 17, 2028	225	225
4.85% debentures due May 30, 2047	300	300
	1,286	1,702
US dollar denominated debt, unsecured
US dollar debt securities
3.80% due April 15, 2024 (US$500 million)	660	677
3.90% due February 1, 2025 (US$600 million)	792	812
2.05% due July 15, 2025 (US$600 million)	792	812
3.85% due June 1, 2027 (US$1,250 million)	1,651	1,692
2.95% due July 15, 2030 (US$500 million)	660	677
7.20% due January 15, 2032 (US$400 million)	528	541
6.45% due June 30, 2033 (US$350 million)	462	474
5.85% due February 1, 2035 (US$350 million)	462	474
6.50% due February 15, 2037 (US$450 million)	594	609
6.25% due March 15, 2038 (US$1,100 million)	1,453	1,488
6.75% due February 1, 2039 (US$400 million)	528	541
4.95% due June 1, 2047 (US$750 million)	991	1,015
	9,573	9,812
Long-term debt before transaction costs and original issue discounts, net	10,859	11,514
Less: original issue discounts, net (1)	11	13
transaction costs (1) (2)	49	56
	10,799	11,445
Less: current portion of long-term debt (1) (2)	980	404
	$9,819	$11,041
(1)The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.
(2)Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.
BANK CREDIT FACILITIES AND COMMERCIAL PAPER
As at December 31, 2023, the Company had undrawn bank credit facilities of $5,450 million. Details of these facilities are described below. The Company also has certain other dedicated credit facilities supporting letters of credit.
▪a $100 million demand credit facility;
▪a $500 million revolving credit facility, maturing February 2025;
▪a $2,425 million revolving syndicated credit facility, maturing June 2025; and
▪a $2,425 million revolving syndicated credit facility, maturing June 2027.
During 2023, the Company extended its $2,425 million revolving syndicated credit facility, originally maturing June 2024, to June 2027.
During 2022, the Company repaid and cancelled the $1,150 million non-revolving term credit facility maturing February 2023.
During 2022, the Company discontinued its £5 million demand credit facility related to its North Sea operations.
Borrowings under the Company's revolving term credit facilities may be made by way of pricing referenced to Canadian dollar bankers' acceptances, US dollar bankers’ acceptances, SOFR, US base rate or Canadian prime rate.
During 2022, the Company repaid and cancelled $500 million of the non-revolving portion of the term credit facility, amended the remaining facility to a $500 million revolving credit facility, and extended maturity from February 2023 to February 2024. During 2023, the Company extended its $500 million revolving credit facility from February 2024 to February 2025.
The Company’s borrowings under its US commercial paper program are authorized up to a maximum US$2,500 million. The Company reserves capacity under its revolving bank credit facilities for amounts outstanding under this program.
The Company’s weighted average interest rate on total long-term debt outstanding for the year ended December 31, 2023 was 4.8% (December 31, 2022 – 4.3%).
As at December 31, 2023, letters of credit and guarantees aggregating to $446 million were outstanding (December 31, 2022 – $637 million).
MEDIUM-TERM NOTES
During 2023, the Company filed a base shelf prospectus that allows for the offer for sale from time to time of up to $3,000 million of medium-term notes in Canada, which expires in August 2025, replacing the Company's previous base shelf prospectus which would have expired in August 2023. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
During 2023, the Company repaid $405 million of 1.45% medium-term notes.
During 2022, the Company repaid $1,000 million of 3.31% medium-term notes.
During 2022, the Company repaid through market purchases $95 million of 1.45% medium-term notes due November 2023, $169 million of 3.55% medium-term notes due June 2024, $159 million of 3.42% medium-term notes due December 2026, and $75 million of 2.50% medium-term notes due January 2028.
US DOLLAR DEBT SECURITIES
During 2023, the Company filed a base shelf prospectus that allows for the offer for sale from time to time of up to US$3,000 million of debt securities in the United States, which expires in August 2025, replacing the Company's previous base shelf prospectus which would have expired in August 2023. If issued, these securities may be offered in amounts and at prices, including interest rates, to be determined based on market conditions at the time of issuance.
During 2022, the Company early repaid US$1,000 million of 2.95% debt securities, originally due January 15, 2023.
SCHEDULED DEBT REPAYMENTS
Scheduled debt repayments are as follows:

Year	Repayment
2024	$980
2025	$1,584
2026	$441
2027	$1,651
2028	$225
Thereafter	$5,978